Line of Credit and Notes Payable (Details) (USD $)	Mar. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Weighted Average Rate	3.81%	[1],[2]
Amount Outstanding	$ 1,699,525,000	[2]	$ 1,416,525,000	[2]
Secured Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate	5.17%	[1],[2]
Amount Outstanding	987,525,000	[2]	987,525,000	[2]
Unsecured Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate	1.93%	[1],[2]
Amount Outstanding	712,000,000	[2]	429,000,000	[2]
Mortgage Note $200 Million [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	200,000,000
Rate	4.87%	[1]
Amount Outstanding	200,000,000		200,000,000
Mortgage Note $25 Million [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	25,000,000
Rate	5.70%	[1]
Amount Outstanding	25,000,000		25,000,000
Secured Pooled Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	350,000,000
Rate	4.84%	[1]
Amount Outstanding	350,000,000		350,000,000
Number of properties in collateralized pool	9
Fixed-Rate $105 Million Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	105,000,000
Rate	5.29%	[1]
Amount Outstanding	105,000,000		105,000,000
Fixed-Rate $125 Million Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	125,000,000
Rate	5.50%	[1]
Amount Outstanding	125,000,000		125,000,000
Number of properties in collateralized pool	4
Fixed-Rate $42.5 Million Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	42,500,000.0
Rate	5.70%	[1]
Amount Outstanding	42,525,000		42,525,000
WDC Mortgage Notes $140 Million[Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	140,000,000
Rate	5.76%	[1]
Amount Outstanding	140,000,000		140,000,000
$300 Million Unsecured Term Loan [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	300,000,000
Amount Outstanding	300,000,000		300,000,000
Basis spread on variable rate	1.45%	[1],[3]
$500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	500,000,000
Borrowing capacity of line of credit	500,000,000
Line of credit, effective interest rate	1.39%	[1],[4]
Amount Outstanding	$ 412,000,000		$ 129,000,000
LIBOR rate in effect	0.21%
Interest Rate Swap [Member] | $300 Million Unsecured Term Loan [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Effective interest rate	2.69%
LIBOR [Member] | $500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.175%

[1]	All of Piedmont’s outstanding debt as of March 31, 2013 and December 31, 2012 is interest-only debt.
[2]	Weighted average is based on contractual balance of outstanding debt and interest rates in the table as of March 31, 2013.
[3]	The $300 Million Unsecured Term Loan has a stated variable rate; however, Piedmont entered into interest rate swap agreements which effectively fix, exclusive of changes to Piedmont's credit rating, the rate on this facility to 2.69%.
[4]	Piedmont may select from multiple interest rate options with each draw, including the prime rate and various-length LIBOR locks. All LIBOR selections are subject to an additional spread (1.175% as of March 31, 2013) over the selected rate based on Piedmont’s current credit rating. The outstanding balance as of March 31, 2013 consisted of 30-day LIBOR draws at 0.21% (subject to the additional spread mentioned above).